Income Per Share	12 Months Ended
Dec. 31, 2014
Income Per Share [Abstract]
Income Per Share

19.       Income Per Share

The following table provides a reconciliation of both net income and the number of common shares used in the computation of (i) basic income per common share - which includes the weighted average number of common shares outstanding without regard to dilutive potential common shares, and (ii) diluted income per common share - which includes the weighted average common shares and dilutive share equivalents. Dilutive share equivalents may include our Series A convertible preferred shares, employee stock options and restricted stock awards.

(Amounts in thousands, except per share amounts)	Year Ended December 31,
	2014	2013	2012
Numerator:
Income (loss) from continuing operations, net of income attributable to
noncontrolling interests	$314,331	$(54,749)	$325,379
Income from discontinued operations, net of income attributable to noncontrolling
interests	550,521	530,720	291,881
Net income attributable to Vornado	864,852	475,971	617,260
Preferred share dividends	(81,464)	(82,807)	(76,937)
Preferred unit and share redemptions	-	(1,130)	8,948
Net income attributable to common shareholders	783,388	392,034	549,271
Earnings allocated to unvested participating securities	(125)	(110)	(202)
Numerator for basic income per share	783,263	391,924	549,069
Impact of assumed conversions:
Convertible preferred share dividends	97	-	113
Numerator for diluted income per share	$783,360	$391,924	$549,182

Denominator:
Denominator for basic income per share – weighted average shares	187,572	186,941	185,810
Effect of dilutive securities (1):
Employee stock options and restricted share awards	1,075	768	670
Convertible preferred shares	43	-	50
Denominator for diluted income per share – weighted average shares and
assumed conversions	188,690	187,709	186,530

INCOME (LOSS) PER COMMON SHARE – BASIC:
Income (loss) from continuing operations, net	$1.24	$(0.74)	$1.38
Income from discontinued operations, net	2.94	2.84	1.57
Net income per common share	$4.18	$2.10	$2.95

INCOME (LOSS) PER COMMON SHARE – DILUTED:
Income (loss) from continuing operations, net	$1.23	$(0.74)	$1.38
Income from discontinued operations, net	2.92	2.83	1.56
Net income per common share	$4.15	$2.09	$2.94

(1)	The effect of dilutive securities in the years ended December 31, 2014, 2013 and 2012 excludes an aggregate of 11,238, 11,752 and 14,400 weighted average common share equivalents, respectively, as their effect was anti-dilutive.